SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Product Or Service [Line Items]
Revenues from continuing operations	$ 24,328	$ 16,597	$ 50,866
Air Travel Media Network [Member]
Product Or Service [Line Items]
Revenues from continuing operations	18,702	12,178	38,917
Gas Station Media Network [Member]
Product Or Service [Line Items]
Revenues from continuing operations	4,093	4,009	9,840
Other Media [Member]
Product Or Service [Line Items]
Revenues from continuing operations	$ 1,533	$ 410	$ 2,109